Income Taxes	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income Taxes
23.	Income Taxes

A summary of the Company’s income tax expense (recovery) is as follows:

Income tax recognized in net earnings is comprised of the following:

	Years Ended December 31

(in thousands)	2018	2017

Current income tax expense related to foreign jurisdictions	$86	$326

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$841	$3,602

Reversal of write down of previously recognized temporary differences	(5,393)	(4,814)

Total deferred income tax recovery from operations	$(4,552)	$(1,212)

Total income tax recovery from operations	$(4,466)	$(886)

Income tax expense related to CRA Settlement [1]

Current income tax expense related to CRA Settlement	$4,020	$-

Reversal of previously recognized non-capital losses	3,848	-

Income tax expense offset by previously unrecognized non-capital losses recognized through Equity	12,466	-

Total income tax expense related to CRA Settlement [2]	$20,334	$-

Income tax expense (recovery) recognized in net earnings	$15,868	$(886)

1)

Reference to the CRA Settlement in Note 23 refers to the settlement of the 2005 to 2010 tax dispute and the application of the CRA Settlement principles to the 2011 to 2017 taxation years. Refer to the discussion on page 108 for more information.

2)	Net of an $18 million tax benefit relating to non-capital losses and other deductions recognized through net earnings.

Income tax recognized as a component of OCI is comprised of the following:

	Years Ended December 31

(in thousands)	2018	2017

Income tax expense (recovery) related to LTIs - common shares held	$2,662	$1,091

Income tax expense (recovery) recognized in OCI	$2,662	$1,091

Income tax recognized directly in equity is comprised of the following:

	Years Ended December 31

(in thousands)	2018	2017

Income tax expense (recovery) related to share issue costs

Origination and reversal of temporary differences	$1,078	$-

Write down of previously recognized temporary differences	(3,001)	(65)

Income tax expense (recovery) from operations	$(1,923)	$(65)

Income tax recovery related to CRA Settlement

Benefit of previously unrecognized non-capital losses related to share issue costs	$(12,466)	$-

Income tax expense (recovery) recognized in equity	$(14,389)	$(65)

The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2018	2017

Earnings before income taxes	$442,983	$56,817

Canadian federal and provincial income tax rates [1]	27.00%	26.00%

Income tax expense based on above rates	$119,605	$14,772

Non-deductible stock based compensation and other	4,676	2,206

Differences in tax rates in foreign jurisdictions	(133,361)	(16,605)

Impact of tax rate changes	-	(47)

Impact of CRA Settlement	20,334	-

Current period unrecognized temporary differences	10,007	3,602

Write down (reversal of write down) of previously recognized temporary differences	(5,393)	(4,814)

Income tax expense (recovery)	$15,868	$(886)

1)	Effective January 1, 2018, the BC corporate tax rate increased from 11% to 12%, resulting in the Company’s statutory tax rate increasing to 27% for years 2018 and beyond.

The majority of the Company’s income generating activities, including the sale of precious metals, is conducted by its 100% owned subsidiary Wheaton Precious Metals International Ltd., which operates in the Cayman Islands and is not subject to income tax.

The recognized deferred income tax assets and liabilities are offset on the balance sheet and relate to Canada, except for the foreign withholding tax. The movement in deferred income tax assets and liabilities for the years ended December 31, 2018 and December 31, 2017, respectively, is shown below:

	Year Ended December 31, 2018

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	LTI Disposition	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward [1]	$3,848	$(2,057)	$-	$-	$2,032	$3,823

Capital loss carryforward	1,965	2,633	(4,598)	-	-	-

Other [2]	147	240	-	-	-	387

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	-	(87)

Debt and share financing fees [3]	(375)	(107)	-	-	(109)	(591)

Kutcho Convertible Note	(29)	29	-	-	-	-

Unrealized gains on long-term investments	(1,937)	1	4,598	(2,662)	-	-

Mineral stream interests [4]	(3,532)	-	-	-	-	(3,532)

Foreign withholding tax	(76)	(35)	-	-	-	(111)

Total	$(76)	$704	$-	$(2,662)	$1,923	$(111)

1)	As at December 31, 2018, the Company had recognized the tax effect on $14 million of non-capital losses against deferred tax liabilities on income account.
2)	Includes: capital assets, charitable donation carryforward, and PSU accrual.
3)

Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)

The Company’s position, as reflected in its filed Canadian income tax returns, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter, as provided for in the PMPAs. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.

	Year Ended December 31, 2017

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$3,508	$299	$-	$41	$3,848

Capital loss carryforward	846	1,119	-	-	1,965

Other	43	104	-	-	147

Deferred tax liabilities

Interest capitalized for accounting	(84)	(3)	-	-	(87)

Debt and share financing fees	173	(572)	-	24	(375)

Kutcho Convertible Note	-	(29)	-	-	(29)

Unrealized gains on long-term investments	(846)	-	(1,091)	-	(1,937)

Mineral stream interests	(3,640)	108	-	-	(3,532)

Foreign withholding tax	(262)	186	-	-	(76)

Total	$(262)	$1,212	$(1,091)	$65	$(76)

Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	December 31 2018	December 31 2017

Non-capital loss carryforward [1]	$7,209	$32,388

Debt and equity financing fees	4,474	7,451

Mineral stream interests	67,717	70,514

Other	3,656	1,366

Capital loss carryforward [2]	7,723	10,356

Kutcho Convertible Note	648	-

Unrealized losses on long-term investments	15,907	7,828

Total	$107,334	$129,903

1)	As at December 31, 2018, the Company had not recognized the tax effect on $27 million of non-capital losses as a deferred tax asset.
2)	As at December 31, 2018, the Company had not recognized the tax effect on $29 million of net capital losses as a deferred tax asset.

At December 31, 2018, the Company has available non-capital losses for Canadian income tax purposes which may be carried forward to reduce taxable income in future years. If not utilized, the non-capital losses in the amount of $41 million will expire in 2038. In addition, the Company has available net capital losses of $29 million for Canadian income tax purposes which may be carried forward indefinitely to reduce taxable capital gains in future years.

Settlement of the Canada Revenue Agency International Tax Dispute

On September 24, 2015, the Company received Notices of Reassessment (the “Reassessments”) from the CRA totaling Cdn$353 million for federal and provincial tax, transfer pricing penalties, interest and other penalties for the 2005 to 2010 taxation years. The CRA’s position in the Reassessments was that the transfer pricing provisions under the Income Tax Act (Canada) (the “Act”) relating to income earned by the Company’s foreign subsidiaries outside of Canada should apply such that the income of the Company subject to tax in Canada should be increased by an amount equal to substantially all of the income earned outside of Canada by the Company’s foreign subsidiaries for the 2005 to 2010 taxation years. On January 8, 2016, the Company commenced an appeal in the Tax Court of Canada. The Company was required to make a deposit of 50% of the reassessed amounts of tax, interest and penalties. Additional deposits were required on an annual basis for additional interest accruing. Instead of making the deposits in cash, the Company posted security in the form of letters of guarantee totaling Cdn$213 million.

On December 13, 2018, the Company reached a settlement with the CRA which provides for a final resolution of the Company’s tax appeal in connection with the reassessment of the 2005 to 2010 taxation years under transfer pricing rules related to the income generated by the Company’s foreign subsidiaries outside of Canada.

Under the terms of the CRA Settlement:

•	Income earned outside of Canada by the Company’s foreign subsidiaries will not be subject to income tax in Canada.
•	The service fee charged by the Company for the services provided to its foreign subsidiaries will be adjusted to:
(i)	include capital-raising costs incurred by the Company for the purpose of funding streaming transactions entered into by the Company’s foreign subsidiaries; and
(ii)	increase the mark-up applied to the Company’s cost of providing services to the Company’s foreign subsidiaries, including the above capital-raising costs, from the current 20% to 30%.
•	Transfer pricing penalties in the Reassessments will be reversed. Interest will be adjusted consequentially to the adjustments described above, subject to some minor adjustments.
•

These transfer pricing principles will also apply to all taxation years after 2010, including the 2011 to 2015 taxation years which are currently under audit, and on a go forward basis, subject to there being no material change in facts or change in law or jurisprudence.

The letters of guarantee totaling Cdn$213 million posted as security for the Reassessments were cancelled on December 18, 2018.

After the application of non-capital losses, the CRA Settlement resulted in no additional cash taxes in respect of the 2005 to 2010 taxation years. The Company has requested adjustments to its 2011 to 2017 tax returns to apply the CRA Settlement principles to those taxation years. After the application of non-capital losses, for the 2005 to 2017 taxation years, the Company estimates cash taxes of approximately $4 million (Cdn$5.5 million) as well as interest and other penalties of approximately $4.3 million (Cdn$5.9 million). The additional taxes and interest and other penalties resulting from the CRA Settlement have been accounted for in the current year. Interest and other penalties are reflected in the line item Other (Income) Expense on the Statement of Earnings.

A significant component of the non-capital losses that have been applied to offset the additional taxable income arising from the CRA Settlement relate to share issue costs. As share issue costs, which are deducted for tax purposes over a 5-year period, reduce share capital for accounting purposes rather than being deducted as an expense in the Statement of Earnings, the tax benefit related to these costs is also recognized in share capital. As such, the Company has recorded an income tax expense of approximately $12 million in the Statement of Earnings with an offsetting income tax recovery reflected directly in the Statement of Shareholders’ Equity.